Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
	2022	2021
Purchased parts and materials	$61,213	$62,896
Work-in-progress	2,423	3,681
Finished goods	17,999	16,551
	$81,635	$83,128